UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21237
                                   ------------------------------------------

                                          Unified Series Trust
--------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

         431 North Pennsylvania Street, Indianapolis, IN 46204
-------------------------------------------------------------------------------
         (Address of principal executive offices)       (Zip code)

Terry Gallagher
------------------------------------
Unified Fund Services, Inc.
------------------------------------
431 North Pennsylvania Street
------------------------------------
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (317)917-7000
                                                   ----------------------------

Date of fiscal year end:   10/31
                        --------------------

Date of reporting period:  01/31/05
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


BECKER VALUE FUNDS
BECKER VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


COMMON STOCKS - 92.74%                                         SHARES            VALUE
                                                             -----------     ---------------

ACCIDENT & HEALTH INSURANCE - 1.46%
Conseco, Inc. (a)                                                20,000        $    381,000
                                                                             ---------------

BEVERAGES - 2.39%
The Coca-Cola Co.                                                15,000             622,350
                                                                             ---------------

CABLE & OTHER PAY TELEVISION SERVICES - 2.35%
Comcast Corp - Class A (a)                                       19,000             611,610
                                                                             ---------------

COMPUTER & OFFICE EQUIPMENT - 2.18%
Hewlett-Packard Co.                                              29,000             568,110
                                                                             ---------------

COMPUTER PERIPHERAL  EQUIPMENT - 2.11%
Symbol Technologies, Inc.                                        30,000             549,000
                                                                             ---------------

CRUDE PETROLEUM & NATURAL GAS - 0.78%
Unocal Corp.                                                      4,300             204,551
                                                                             ---------------

CUTLERY, HANDTOOLS & GENERAL HARDWARE - 1.40%
Snap-On, Inc.                                                    11,000             364,210
                                                                             ---------------

DRILLING OIL & GAS WELLS - 3.64%
Diamond Offshore Drilling                                        12,000             525,240
Globalsantafe Corp.                                              12,000             424,320
                                                                             ---------------
                                                                                    949,560
                                                                             ---------------

FATS & OILS - 0.87%
Bunge Limited                                                     4,000             226,160
                                                                             ---------------

FINANCE LESSORS - 1.86%
CIT Group                                                        12,000             484,440
                                                                             ---------------

FIRE, MARINE & CASUALTY INSURANCE - 1.83%
CNA Financial Corp. (a)                                          18,000             475,920
                                                                             ---------------

FOOD & KINDRED PRODUCTS - 2.08%
Unilever N.V. - NY shares                                         8,300             542,073
                                                                             ---------------

BECKER VALUE FUNDS
BECKER VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 92.74% - CONTINUED                             SHARES            VALUE
                                                             -----------     ---------------

GRAIN MILL PRODUCTS - 2.24%
General Mills, Inc.                                              11,000        $    582,890
                                                                             ---------------

HOSPITAL & MEDICAL SERVICE PLANS - 0.92%
Cigna Corp.                                                       3,000             240,750
                                                                             ---------------

HOUSEHOLD APPLIANCES - 1.39%
Maytag Corp.                                                     23,000             361,330
                                                                             ---------------

HOUSEHOLD FURNITURE - 1.09%
Furniture Brands International, Inc.                             12,000             284,400
                                                                             ---------------

INDUSTRIAL ORGANIC CHEMICALS - 2.00%
Lubrizol Corp.                                                   14,500             522,435
                                                                             ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.93%
Hartford Financial Services Group                                 7,500             504,675
                                                                             ---------------

INVESTMENT ADVICE - 2.03%
Federated Investors, Inc - Class B                               18,000             528,840
                                                                             ---------------

LABORATORY ANALYTICAL INSTRUMENTS - 2.00%
Applied Biosystems Group                                         26,000             521,300
                                                                             ---------------

LIFE INSURANCE - 1.88%
HCA, Inc.                                                        11,000             489,720
                                                                             ---------------

MEAT PACKAGING PLANTS - 0.37%
Hormel Foods Corp.                                                3,100              97,650
                                                                             ---------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 1.45%
Countrywide Financial Corp.                                      10,198             377,326
                                                                             ---------------

MOTOR VEHICLES PARTS & ACCESSORIES - 1.46%
Dana Corp.                                                       24,000             380,880
                                                                             ---------------

MOTOR VEHICLES & PASSENGER CAR BODIES - 2.42%
Honda Motor Co., Ltd. (b)                                        24,000             630,000
                                                                             ---------------

BECKER VALUE FUNDS
BECKER VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 92.74% - CONTINUED                             SHARES            VALUE
                                                             -----------     ---------------

NATIONAL COMMERCIAL BANKS - 1.54%
Keycorp                                                           8,000        $    267,360
US Bankcorp                                                       4,500             135,225
                                                                             ---------------
                                                                                    402,585
                                                                             ---------------

OFFICE MACHINES - 1.54%
Pitney Bowes, Inc.                                                9,000             402,660
                                                                             ---------------

OIL & GAS FIELD SERVICES - 1.01%
Grant Prideco, Inc. (a)                                          13,500             264,600
                                                                             ---------------

PAINTS, VARNISHES, LACQUERS, ENAMELS & ALLIED PRODUCTS - 2.11%
PPG Industries, Inc.                                              8,000             550,240
                                                                             ---------------

PAPER MILLS - 1.75%
Bowater, Inc.                                                    12,000             456,000
                                                                             ---------------

PETROLEUM REFINING - 2.02%
Royal Dutch Petroleum Co. (b)                                     9,000             526,230
                                                                             ---------------

PHARMACEUTICAL PREPARATIONS - 5.67%
Abbott Laboratories                                              11,000             495,220
Merck & Co., Inc.                                                17,000             476,850
Pfizer, Inc.                                                     21,000             507,360
                                                                             ---------------
                                                                                  1,479,430
                                                                             ---------------

RADIOTELEPHONE COMMUNICATIONS - 0.88%
Nextel Communications, Inc. Class A (a)                           8,000             229,520
                                                                             ---------------

RAILROADS, LINE-HAUL OPERATING - 2.97%
Burlington Northern Sante Fe Corp.                                5,200             250,536
Union Pacific Corp.                                               8,800             524,480
                                                                             ---------------
                                                                                    775,016
                                                                             ---------------

REFUSE SYSTEMS - 2.00%
Waste Management, Inc.                                           18,000             522,000
                                                                             ---------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 1.99%
Express Scripts, Inc. (a)                                         7,000             519,330
                                                                             ---------------

BECKER VALUE FUNDS
BECKER VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 92.74% - CONTINUED                               SHARES              VALUE
                                                                ----------        ------------

RETAIL - EATING PLACES - 3.14%
Outback Steakhouse, Inc.                                            8,000           $ 368,400
Wendy's International, Inc.                                        11,500             451,030
                                                                                  ------------
                                                                                      819,430
                                                                                  ------------

RETAIL - GROCERY STORES - 1.51%
Kroger Co. (a)                                                     23,000             393,300
                                                                                  ------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 1.31%
Borders Group, Inc.                                                13,000             341,250
                                                                                  ------------

RETAIL - VARIETY STORES - 1.98%
Big Lots, Inc. (a)                                                 32,000             360,320
Costco Wholesale Corp.                                              3,300             155,991
                                                                                  ------------
                                                                                      516,311
                                                                                  ------------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL
SYSTEMS - 2.15%
Raytheon Company                                                   15,000             561,000
                                                                                  ------------

SEMICONDUCTORS & RELATED DEVICES - 2.12%
MEMC Electronic Materials, Inc. (a)                                45,000             553,500
                                                                                  ------------

SERVICES - ADVERTISING AGENCIES - 1.50%
Interpublic Group of Companies, Inc. (a)                           30,000             391,500
                                                                                  ------------

SERVICES - PREPACKAGED SOFTWARE - 3.97%
Microsoft Corp.                                                    20,000             525,600
Synopsys, Inc. (a)                                                 30,000             510,000
                                                                                  ------------
                                                                                    1,035,600
                                                                                  ------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 2.09%
Becton Dickinson & Co.                                              9,600             543,840
                                                                                  ------------

TELEPHONE COMMUNICATIONS - 1.25%
Centurytel, Inc.                                                   10,000            326,000
                                                                                  ------------

TELEPHONE & TELEGRAPH APPARATUS - 3.19%
ADC Telecommunications, Inc. (a)                                  105,000             269,850
Adtran, Inc.                                                       17,500             313,425
Tellabs, Inc. (a)                                                  35,000             249,200
                                                                                  ------------
                                                                                      832,475
                                                                                  ------------

BECKER VALUE FUNDS
BECKER VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 92.74% - CONTINUED                                     SHARES            VALUE
                                                                     -----------    ----------------

TITLE INSURANCE - 0.92%
First American Corp.                                                      6,500       $     240,370
                                                                                    ----------------


TOTAL COMMON STOCKS (COST $22,451,062)                                                   24,183,367
                                                                                    ----------------

MONEY MARKET SECURITIES - 7.48%
Huntington Money Market Fund - Investment Shares, 1.17% (c)           1,952,095           1,952,095
                                                                                    ----------------

TOTAL MONEY MARKET SECURITIES (COST $1,952,095)                                           1,952,095
                                                                                    ----------------

TOTAL INVESTMENTS (COST $24,403,157) - 100.22%                                      $   26,135,462
                                                                                    ----------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.22)%                                            (58,299)
                                                                                    ----------------

TOTAL NET ASSETS - 100.00%                                                          $   26,077,163
                                                                                    ================

(a) Non-income producing.
(b) American Depositary Receipts
(c) Variable rate security; the yield shown represents the rate at  January 31, 2005.

TAX RELATED
Unrealized appreciation                                                              $   2,299,587
Unrealized depreciation                                                                   (567,282)
                                                                                    ----------------
Net unrealized appreciation                                                          $   1,732,305
                                                                                    ================
Aggregate cost of securities for income tax purposes                                 $  24,403,157
                                                                                    ================


RELATED FOOTNOTES - (UNAUDITED)

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basid of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

BECKER VALUE FUNDS
BECKER VALUE EQUITY FUND
JANUARY 31, 2005 (UNAUDITED)

RELATED FOOTNOTES - (UNAUDITED) - CONTINUED

Fixed income securities - generally are valued by using market quotations, but may be valued on the basis of prices fusnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 dayof maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

BECKER VALUE FUNDS
BECKER SMALL CAP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 90.07%                                         SHARES            VALUE
                                                             -----------     ---------------

COMPUTER STORAGE DEVICES - 2.00%
Dot Hill Systems Corp. (a)                                        2,800        $     17,640
                                                                             ---------------

CRUDE PETROLEUM & NATURAL GAS - 4.31%
Comstock Resources, Inc. (a)                                        900              21,114
Forest Oil Corporation (a)                                          500              16,845
                                                                             ---------------
                                                                                     37,959
                                                                             ---------------

ELECTRIC SERVICES - 4.16%
Aquila, Inc. (a)                                                  5,000              18,500
IDACORP, Inc.                                                       600              18,174
                                                                             ---------------
                                                                                     36,674
                                                                             ---------------

ELECTRICAL INDUSTRIAL APPARATUS - 2.12%
GrafTech International Ltd. (a)                                   2,300              18,722
                                                                             ---------------

FIRE, MARINE & CASUALTY INSURANCE - 4.27%
Affirmative Insurance Holdings, Inc.                              1,100              17,688
Tower Group, Inc.                                                 1,700              19,958
                                                                             ---------------
                                                                                     37,646
                                                                             ---------------

FOOTWEAR - 1.97%
Brown Shoe Company, Inc.                                            600              17,376
                                                                             ---------------

HOUSEHOLD APPLIANCES - 1.07%
Maytag Corp.                                                        600               9,426
                                                                             ---------------

HOUSEHOLD FURNITURE - 0.81%
Furniture Brands International, Inc.                                300               7,110
                                                                             ---------------

INDUSTRIAL ORGANIC CHEMICALS - 2.13%
Minerals Technologies, Inc.                                         300              18,744
                                                                             ---------------

LIFE INSURANCE - 4.34%
American Equity Investment Life Holding Company                   1,800              18,918
KMG America Corporation (a)                                       1,700              19,210
                                                                             ---------------
                                                                                     38,128
                                                                             ---------------

MISCELLANEOUS FABRICATED METAL PRODUCTS - 1.91%
The Shaw Group, Inc.                                              1,000              16,810
                                                                             ---------------

BECKER VALUE FUNDS
BECKER SMALL CAP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 90.07% - CONTINUED                             SHARES             VALUE
                                                             ------------    ----------------

MISCELLANEOUS FOOD PREPARATIONS & KINDRED PRODUCTS - 2.46%
American Italian Pasta Co. - Class A                                 800       $      21,680
                                                                             ----------------

MOTOR VEHICLES PARTS & ACCESSORIES - 1.77%
Visteon Corporation                                                2,100              15,582
                                                                             ----------------

NATURAL GAS DISTRIBUTION - 1.85%
Southern Union Company                                               700              16,324
                                                                             ----------------

OIL & GAS FIELD MACHINERY & EQUIPMENT - 1.95%
Newpark Resources, Inc. (a)                                        3,300              17,160
                                                                             ----------------

OIL & GAS FIELD SERVICES - 1.11%
Grant Prideco, Inc. (a)                                              500               9,800
                                                                             ----------------

PAPERBOARD CONTAINERS & BOXES - 1.41%
Longview Fibre Company                                              800               12,424
                                                                             ----------------

PATENT OWNERS & LESSORS - 2.03%
Marvel Enterprises, Inc. (a)                                       1,000              17,860
                                                                             ----------------

PHARMACEUTICAL PREPARATIONS - 1.72%
Par Pharmaceutical Cos. Inc.                                         400              15,160
                                                                             ----------------

RETAIL - VARIETY STORES - 4.35%
Big Lots, Inc. (a)                                                 1,500              16,890
Fred's Inc.                                                        1,300              21,411
                                                                             ----------------
                                                                                      38,301
                                                                             ----------------

SAVINGS INSTITUTION, FEDERALLY CHARTERED - 4.24%
IndyMac Bancorp, Inc.                                                500              18,480
Ocwen Financial Corporation (a)                                    2,200              18,920
                                                                             ----------------
                                                                                      37,400
                                                                             ----------------

SEMICONDUCTORS & RELATED DEVICES - 1.89%
Lattice Semiconductor Corporation (a)                              3,700              16,613
                                                                             ----------------

BECKER VALUE FUNDS
BECKER SMALL CAP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 90.07% - CONTINUED                               SHARES           VALUE
                                                                ---------    ----------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 4.65%
Mentor Graphics Corporation (a)                                    1,400       $      19,502
Sykes Enterprises, Inc. (a)                                        3,000              21,480
                                                                             ----------------
                                                                                      40,982
                                                                             ----------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 1.01%
MedQuist, Inc. (a)                                                   700               8,925
                                                                             ----------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 1.49%
EPIQ Systems, Inc. (a)                                               900              13,149
                                                                             ----------------

SERVICES - EQUIPMENT RENTAL & LEASING - 2.12%
United Rentals, Inc. (a)                                           1,100              18,711
                                                                             ----------------

SERVICES - HELP SUPPLY SERVICES - 2.03%
Spherion Corporation (a)                                           2,300              17,940
                                                                             ----------------

SERVICES - HOSPITALS - 1.84%
RehabCare Group, Inc. (a)                                            600              16,212
                                                                             ----------------

SERVICES - PREPACKAGED SOFTWARE - 1.84%
Stellent, Inc. (a)                                                 1,900              16,245
                                                                             ----------------

SPECIAL INDUSTRY MACHINERY - 2.02%
Ultratech, Inc. (a)                                                1,200              17,772
                                                                             ----------------

STATE COMMERCIAL BANKS - 1.67%
Sterling Bancshares, Inc.                                          1,000              14,690
                                                                             ----------------

TELEPHONE COMMUNICATIONS - 1.94%
IDT Corporation (a)                                                1,200       $      17,076
                                                                             ----------------

TELEPHONE & TELEGRAPH APPARATUS - 9.94%
ADC Telecommunications, Inc. (a)                                   6,200              15,934
Adtran, Inc.                                                       1,100              19,701
Intervoice, Inc. (a)                                               2,400              28,488
Westell Technologies, Inc. (a)                                     3,100              23,483
                                                                             ----------------
                                                                                      87,606
                                                                             ----------------
TITLE INSURANCE - 2.52%
First American Corp.                                                 600              22,188
                                                                             ----------------

BECKER VALUE FUNDS
BECKER SMALL CAP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 90.07% - CONTINUED                                  SHARES             VALUE
                                                                  -----------     ----------------

WATER TRANSPORTATION - 1.23%
Hornbeck Offshore Services (a)                                           500        $      10,850
                                                                                  ----------------

WHOLESALE-MOTOR VEHICLES & MOTOR VEHICLE PARTS & SUPPLIES - 1.90%
LKQ Corporation (a)                                                    1,000               16,730
                                                                                  ----------------

TOTAL COMMON STOCKS (COST $782,711)                                                       776,455
                                                                                  ----------------

REAL ESTATE INVESTMENT TRUSTS - 7.72%
Healthcare Realty Trust, Inc.                                            500               18,235
Maguire Properties, Inc.                                                 700               16,555
NorthStar Realty Finance Corp. (a)                                     1,600               16,240
Redwood Trust, Inc.                                                      300               16,998
                                                                                  ----------------
                                                                                           68,028
                                                                                  ----------------

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $73,397)                                         68,028
                                                                                  ----------------

MONEY MARKET SECURITIES - 2.11%
Huntington Money Market Fund - Investment Shares, 1.17% (b)           18,587               18,587
                                                                                  ----------------

TOTAL MONEY MARKET SECURITIES (COST $18,587)                                               18,587
                                                                                  ----------------

TOTAL INVESTMENTS (COST $891,541) - 99.90%                                          $     880,230
                                                                                  ----------------

ASSETS IN EXCESS OF LIABILITIES - 0.10%                                                       889
                                                                                  ----------------

TOTAL NET ASSETS - 100.00%                                                          $     881,119
                                                                                  ================

(a) Non-income producing.
(b) Variable rate security; the yield shown represents the rate at January 31, 2005.


BECKER VALUE FUNDS
BECKER SMALL CAP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)



TAX RELATED
Unrealized appreciation                                                        $     20,207
Unrealized depreciation                                                             (31,518)
                                                                             ----------------
Net unrealized appreciation                                                    $    (11,311)
                                                                             ================

Aggregate cost of securities for income tax purposes                           $    891,541
                                                                             ================

RELATED FOOTNBOTES - (UNAUDITED)

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basid of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities - generally are valued by using market quotations, but may be valued on the basis of prices fusnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 dayof maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

CORBIN SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


COMMON STOCKS - 70.89%                                           SHARES            VALUE
                                                                ----------     --------------

CONCRETE, GYPSUM & PLASTER PRODUCTS - 3.34%
Ameron International Corp.                                          3,500      $     126,665
                                                                               --------------

ELECTRIC LIGHTING & WIRING EQUIPMENT - 3.21%
Chase Corp.                                                         7,500            121,800
                                                                               --------------

GENERAL MERCHANDISE STORES - 4.88%
Duckwall-Alco Stores, Inc. (a)                                     10,000            185,000
                                                                               --------------

HARDWARE & SOFTWARE DEVELOPMENT - 3.91%
Procera Networks, Inc. (a)                                         90,000            148,500
                                                                               --------------

MOTOR VEHICLES AND PASSENGER CAR BODIES- 2.92%
Spartan Motors, Inc.                                               10,000            110,600
                                                                               --------------

PARTITIONS, SHELVING, LOCKERS, & OFFICE & STORE FIXTURES - 2.73%
Knape & Vogt Manufacturing Co.                                      8,000            103,600
                                                                               --------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 19.61%
Forgent Networks, Inc. (a)                                        359,500            744,165
                                                                               --------------

RETAIL - EATING PLACES - 5.44%
BUCA, Inc. (a)                                                     30,000            206,400
                                                                               --------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 2.81%
Van der Moolen Holding (a) (b)                                     15,000            106,500
                                                                               --------------

SERVICES - ADVERTISING - 5.37%
Valassis Communications, Inc. (a)                                   6,000            203,700
                                                                               --------------

SERVICES - BUSINESS SERVICES - 2.84%
eSpeed, Inc. - Class A (a)                                         10,000            107,700
                                                                               --------------

SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING, ETC. - 2.30%
United Online, Inc. (a)                                             8,100             87,318
                                                                               --------------

SERVICES - MANAGEMENT CONSULTING SERVICES - 5.11%
FTI Consulting, Inc. (a)                                           10,000            194,000
                                                                               --------------

SERVICES - PREPACKAGED SOFTWARE - 4.92%
IQ Biometrix, Inc. (a)                                             21,350            121,695
American Software, Inc.                                            10,000             65,100
                                                                               -------------
                                                                                     186,795
                                                                               --------------

WHOLESALE - MEDICAL, DENTAL & HOSPITAL EQUIPMENT & SUPPLIES - 1.50%
Molecular Imaging Corp. (a)                                       947,800             56,868
                                                                               --------------

TOTAL COMMON STOCKS (COST $3,428,503)                                              2,689,611
                                                                               --------------


CONVERTIBLE PREFERRED STOCK - 9.60%
Dura Automotive Systems Capital Trust (a)                           7,950            185,951
US Restaurant Properties, Inc.                                      7,000            178,500
                                                                               --------------
                                                                                     364,451
                                                                               --------------

TOTAL CONVERTIBLE PREFERRED STOCK (COST $328,564)                                    364,451
                                                                               --------------

CORBIN SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS- CONTINUED
JANUARY 31, 2005 (UNAUDITED)

                                                                 SHARES            VALUE
                                                                ----------     --------------
MONEY MARKET SECURITIES - 19.46%
Huntington Money Market- Investment Shares, 1.27% (c)             738,164      $     738,164
                                                                               --------------

TOTAL MONEY MARKET SECURITIES (COST $738,164)                                        738,164
                                                                               --------------

TOTAL INVESTMENTS (COST $4,495,231) - 99.95%                                   $    3,792,226
                                                                               --------------

OTHER ASSETS LESS LIABILITIES- 0.05%                                                   1,973
                                                                               --------------

TOTAL NET ASSETS - 100.00%                                                     $    3,794,199
                                                                               ==============

(a) Non-income producing.
(b) American Depository Receipt (ADR)
(c) Variable rate security; the coupon rate shown represents the rate at January 31, 2005.




TAX RELATED
Unrealized Appreciation                                                          $   357,321
Unrealized Depreciation                                                           (1,060,326)
                                                                               --------------
Net Unrealized Depreciation                                                      $  (703,005)
                                                                               ==============

Aggregate cost of securities for income tax purposes                             $ 4,495,231
                                                                               ==============


CORBIN SMALL-CAP VALUE FUND
JANUARY 31, 2005 (UNAUDITED)


Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.


Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

DREMAN FUNDS
DREMAN CONTRARIAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


COMMON STOCKS - 97.70%                                                SHARES            VALUE
                                                                   ------------     ------------

CIGARETTES - 2.23%
Reynolds American, Inc.                                                1,555        $   125,053
                                                                                    ------------
CRUDE PETROLEUM & NATURAL GAS - 6.63%
Anadarko Petroleum Corp.                                                 200             13,242
Apache Corp.                                                             900             48,978
Burlington Resources, Inc.                                               750             32,782
Devon Energy Corp.                                                     3,400            138,278
Encana Corp.                                                             200             11,818
Kerr-McGee Corp.                                                       1,100             67,925
Occidental Petroleum Corp.                                             1,000             58,380
                                                                                   -------------
                                                                                        371,403
                                                                                   -------------

DRILLING OIL & GAS WELLS - 0.24%
Transocean, Inc. (a)                                                     300             13,200
                                                                                   -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT  - 1.03%
General Electric Co.                                                   1,600             57,808
                                                                                   -------------

ELECTRONIC CONNECTORS - 1.03%
Tyco International Ltd.                                                1,600             57,824
                                                                                   -------------

FEDERAL & FEDERALLY - SPONSORED CREDIT AGENCIES - 12.07%
Federal Home Loan Mortgage Corp (Freddie Mac)                          6,800            443,972
Federal National Mortgage Association (Fannie Mae)                     3,600            232,488
                                                                                   -------------
                                                                                        676,460
                                                                                   -------------

FIRE, MARINE & CASUALTY INSURANCE - 2.90%
American International Group, Inc.                                     2,450            162,411
                                                                                   -------------

FOOD & KINDRED PRODUCTS - 11.22%
Altria Group, Inc.                                                     9,200            587,236
British American Tobacco Plc. (b)                                      1,200             41,796
                                                                                   -------------
                                                                                        629,032
                                                                                   -------------

NATIONAL COMMERCIAL BANKS - 10.21%
Bank of America Corp.                                                  4,042            187,427
KeyCorp                                                                2,600             86,892
PNC Financial Services Group, Inc.                                     1,400             75,418
Regions Financial Corp.                                                2,400             76,800
U.S. Bancorp                                                           2,100             63,105
Wachovia Corp.                                                         1,500             82,275
                                                                                   -------------
                                                                                        571,917
                                                                                   -------------

PETROLEUM REFINING - 9.22%
ChevronTexaco Corp.                                                    3,700            201,280
ConocoPhillips Co.                                                     3,400            315,486
                                                                                   -------------
                                                                                        516,766
                                                                                   -------------

DREMAN FUNDS
DREMAN CONTRARIAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)


COMMON STOCKS - 97.70% - CONTINUED                                     SHARES          VALUE
                                                                   ------------    -------------

PHARMACEUTICAL PREPARATIONS - 7.55%
Bristol-Myers Squibb, Inc.                                             6,460       $    151,422
Merck & Co., Inc.                                                      4,075            114,304
Pfizer, Inc.                                                           4,220            101,955
Wyeth                                                                  1,400             55,482
                                                                                   -------------
                                                                                        423,163
                                                                                   -------------

RETAIL - DEPARTMENT STORES - 1.42%
Federated Department Stores, Inc.                                      1,400             79,520
                                                                                   -------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 1.59%
Medco Health Solutions, Inc.  (a)                                      2,095             89,184
                                                                                   -------------

RETAIL - GROCERY STORES - 0.71%
Safeway, Inc.  (a)                                                     2,100             39,585
                                                                                   -------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.21%
Home Depot, Inc.                                                       3,000            123,780
                                                                                   -------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 3.63%
Borders Group, Inc                                                     5,500            144,375
Staples, Inc.                                                          1,800             58,932
                                                                                   -------------
                                                                                        203,307
                                                                                   -------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 5.97%
Sovereign Bancorp, Inc.                                                2,300             52,302
Washington Mutual, Inc.                                                7,000            282,450
                                                                                   -------------
                                                                                        334,752
                                                                                   -------------

SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING - 1.49%
Electronic Data Systems Corp.                                          3,900             83,538
                                                                                   -------------

SERVICES - GENERAL MEDICAL & SURGICAL HOSPITALS - 1.59%
HCA, Inc.                                                              2,000             89,040
                                                                                   -------------

SERVICES - MEDICAL LABORATORIES - 3.67%
Laboratory Corp. of America Holdings (a)                               2,310            110,534
Quest Diagnostics, Inc.                                                1,000             95,300
                                                                                   -------------
                                                                                        205,834
                                                                                   -------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 0.80%
Becton, Dickinson & Co.                                                  790             44,754
                                                                                   -------------

TOBACCO PRODUCTS - 6.01%
Imperial Tobacco Group Plc. (b)                                          900             47,880
UST, Inc.                                                              5,700            288,762
                                                                                   -------------
                                                                                        336,642
                                                                                   -------------

DREMAN FUNDS
DREMAN CONTRARIAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)


COMMON STOCKS - 97.70% - CONTINUED                                    SHARES            VALUE
                                                                   ------------    -------------

WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS' SUNDRIES - 2.51%
AmerisourceBergen Corp.                                                1,450       $     84,506
Cardinal Health, Inc.                                                  1,000             56,320
                                                                                   -------------
                                                                                        140,826
                                                                                   -------------

WHOLESALE - FARM PRODUCTS RAW MATERIALS - 1.77%
Universal Corp.                                                        2,100             99,246
                                                                                   -------------

TOTAL COMMON STOCKS (COST $4,756,441)                                                 5,475,045
                                                                                   -------------

MONEY MARKET SECURITIES - 2.60%
Huntington Money Market Fund IV, 1.52% (c)                           145,846            145,846
                                                                                   -------------

TOTAL MONEY MARKET SECURITIES (COST $145,846)                                           145,846
                                                                                   -------------

TOTAL INVESTMENTS (COST $4,902,287) - 100.30%                                      $  5,620,891
                                                                                   -------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (d) - (0.30)%                            (16,836)
                                                                                   -------------

TOTAL NET ASSETS - 100.00%                                                         $  5,604,055
                                                                                   =============

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the yield shown represents the rate at January 31, 2005.
(d) Cash in the amount of $6,400 is held as collateral for futures trading.


TAX RELATED
Unrealized appreciation                                                            $    905,243
Unrealized depreciation                                                                (186,639)
Net unrealized appreciation                                                        $    718,604
                                                                                   =============

Aggregate cost of securities for income tax purposes                               $  4,902,287
                                                                                   =============

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


COMMON STOCKS - 76.47%                                                SHARES          VALUE
                                                                  -------------    -------------

AGRICULTURE CHEMICALS - 0.77%
Scotts Co. (The) (a)                                                     100       $      6,796
                                                                                   -------------

ASSET BACKED - 0.95%
Morgan Stanley Dean Witter & Co.                                         150              8,394
                                                                                   -------------

CARPETS & RUGS - 1.00%
Mohawk Industries, Inc. (a)                                              100              8,851
                                                                                   -------------

COMMERCIAL PRINTING - 0.76%
Donnelley, R.R. & Sons, Co.                                              200              6,690
                                                                                   -------------

CRUDE PETROLEUM & NATURAL GAS - 2.96%
Petrohawk Energy Corp. (a)                                               700              6,125
Petroquest Energy, Inc. (a)                                            1,300              6,708
Quicksilver Resources, Inc. (a)                                          300             13,329
                                                                                   -------------
                                                                                         26,162
                                                                                   -------------

DRILLING OIL & GAS WELLS - 1.53%
Weatherford International, Ltd. (a)                                      250             13,567
                                                                                   -------------

ELECTRIC SERVICES - 0.99%
Reliant Energy, Inc. (a)                                                 700              8,715
                                                                                   -------------

ELECTRICAL WORK - 0.14%
Integrated Electrical Services, Inc. (a)                                 300              1,194
                                                                                   -------------

ELECTRONIC COMPONENTS & ACCESSORIES - 0.15%
Vishay Intertechnology, Inc. (a)                                         100              1,307
                                                                                   -------------

FINANCE LESSORS - 1.37%
CIT Group, Inc.                                                          300             12,111
                                                                                   -------------

FIRE, MARINE & CASUALTY INSURANCE - 1.83%
Cincinnati Financial Corp.                                               210              9,265
Endurance Specialty Holdings Ltd.                                        200              6,880
                                                                                   -------------
                                                                                         16,145
                                                                                   -------------

FOOD AND KINDRED PRODUCTS - 2.17%
Altria Group, Inc.                                                       300             19,149
                                                                                   -------------

GENERAL BUILDING CONTRACTORS - RESIDENTIAL BUILDINGS - 1.28%
Lennar Corp.                                                             200             11,294
                                                                                   -------------

HOSPITAL & MEDICAL SERVICE PLANS - 1.84%
Triad Hospitals, Inc. (a)                                                400             16,276
                                                                                   -------------

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)


COMMON STOCKS - 76.47% - CONTINUED                                     SHARES          VALUE
                                                                    -----------    -------------

HOTELS & MOTELS - 1.43%
Marriott International, Inc.                                             200       $     12,636
                                                                                   -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.44%
Willis Group Holdings, Ltd.                                              100              3,868
                                                                                   -------------

LABORATORY ANALYTICAL INSTRUMENTS - 2.27%
Beckman Coulter, Inc.                                                    300             20,100
                                                                                   -------------

MEASURING & CONTROLLING DEVICES - 0.68%
Thermo Electron Corp. (a)                                                200              5,988
                                                                                   -------------

METALWORKING MACHINERY & EQUIPMENT - 1.42%
SPX Corp.                                                                300             12,570
                                                                                   -------------

MISC. INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 1.45%
ITT Industries, Inc.                                                     150             12,794
                                                                                   -------------

MISCELLANEOUS FURNITURE & FIXTURES - 0.61%
Hillenbrand Industries, Inc.                                             100              5,433
                                                                                   -------------

MISCELLANEOUS SHOPPING GOODS STORES - 1.56%
Office Depot, Inc. (a)                                                   800             13,832
                                                                                   -------------

MOTORS & GENERATORS - 0.86%
AMETEK, Inc.                                                             200              7,640
                                                                                   -------------

NATIONAL COMMERCIAL BANKS - 3.79%
First Horizon National Corp.                                             300             12,771
Regions Financial Corp.                                                  400             12,800
Sky Financial Group, Inc.                                                300              7,968
                                                                                   -------------
                                                                                         33,539
                                                                                   -------------

OIL & GAS FIELD SERVICES - 0.46%
Infinity, Inc. (a)                                                       500              4,050
                                                                                   -------------

OPERATIVE BUILDERS - 0.69%
Centex Corp.                                                             100              6,131
                                                                                   -------------

ORDINANCE & ACCESSORIES - 1.51%
Alliant Techsystem, Inc. (a)                                             200             13,316
                                                                                   -------------

PETROLEUM REFINING - 1.18%
Valero Energy Corp.                                                      200             10,406
                                                                                   -------------

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)


COMMON STOCKS - 76.47% - CONTINUED                                     SHARES           VALUE
                                                                   ------------    --------------

PHARMACEUTICAL PREPARATIONS - 1.08%
Biovail Corp. (a)                                                        200       $      3,250
King Pharmaceuticals, Inc. (a)                                           600              6,306
                                                                                   -------------
                                                                                          9,556
                                                                                   -------------

PUBLISHING OR PUBLISHING & PRINTING - 0.55%
Reader's Digest Association, Inc.                                        300              4,836
                                                                                   -------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 0.81%
L 3 Communications Holdings, Inc.                                        100              7,141
                                                                                   -------------

REAL ESTATE INVESTMENT TRUSTS - 3.00%
Aames Investment Corp. (a)                                             1,800             18,882
Ventas, Inc.                                                             300              7,680
                                                                                   -------------
                                                                                         26,562
                                                                                   -------------

RETAIL - AUTO & HOME SUPPLY STORES - 2.44%
Advance Auto Parts, Inc. (a)                                             500             21,550
                                                                                   -------------

RETAIL - BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY - 0.98%
The Sherwin-Williams Co.                                                 200              8,640
                                                                                   -------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 4.42%
Caremark Rx, Inc. (a)                                                  1,000             39,100
                                                                                   -------------

RETAIL - JEWELRY STORES - 0.71%
Tiffany & Co.                                                            200              6,286
                                                                                   -------------

SAVINGS INSTITUTION, FEDERALLY CHARTERED - 2.44%
Commercial Capital Bancorp, Inc.                                         400              7,956
Sovereign Bancorp, Inc.                                                  600             13,644
                                                                                   -------------
                                                                                         21,600
                                                                                   -------------

SAVINGS INSTITUTION, NOT FEDERALLY CHARTERED - 0.81%
New York Community Bancorp, Inc.                                         400              7,132
                                                                                   -------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 2.11%
Edwards A.G., Inc.                                                       200              8,532
Bear Stearns Co.                                                         100             10,106
                                                                                   -------------
                                                                                         18,638
                                                                                   -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.70%
The BISYS Group, Inc. (a)                                                400              6,148
                                                                                   -------------

SERVICES - BUSINESS SERVICES - 2.21%
NDCHealth Corp.                                                          400              6,224
West Corp. (a)                                                           400             13,356
                                                                                   -------------
                                                                                         19,580
                                                                                   -------------

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 76.47% - CONTINUED                                    SHARES           VALUE
                                                                   ------------    --------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 0.48%
Convergys Corp. (a)                                                      300       $      4,287
                                                                                   -------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 0.55%
DST Systems, Inc. (a)                                                    100              4,848
                                                                                   -------------

SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING - 1.06%
Gtech Holdings Corp.                                                     400              9,352
                                                                                   -------------

SERVICES - MEDICAL LABORATORIES - 2.16%
Laboratory Corp. of America Holdings (a)                                 200              9,570
Quest Diagnostics, Inc.                                                  100              9,530
                                                                                   -------------
                                                                                         19,100
                                                                                   -------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 4.56%
Alliance Gaming Corp. (a)                                                700              6,979
Harrah's Entertainment, Inc.                                             300             18,972
MGM Mirage (a)                                                           200             14,362
                                                                                   -------------
                                                                                         40,313
                                                                                   -------------

SERVICES - NURSING & PERSONAL CARE FACILITIES - 0.26%
Odyssey Healthcare, Inc. (a)                                             200              2,326
                                                                                   -------------

SERVICES - PREPACKAGED SOFTWARE - 0.73%
McAfee, Inc. (a)                                                         250              6,463
                                                                                   -------------

STATE COMMERCIAL BANKS - 1.02%
North Fork Bancorp, Inc.                                                 315              9,040
                                                                                   -------------

SURETY INSURANCE - 2.64%
AMBAC Financial Group, Inc.                                              200             15,376
The PMI Group, Inc.                                                      200              7,954
                                                                                   -------------
                                                                                         23,330
                                                                                   -------------

WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS' SUNDRIES - 3.23%
AmerisourceBergen Corp.                                                  200             11,656
Cardinal Health, Inc.                                                    300             16,896
                                                                                   -------------
                                                                                         28,552
                                                                                   -------------

WHOLESALE - PROFESSIONAL & COMMERCIAL EQUIPMENT & SUPPLIES - 1.43%
Fisher Scientific International , Inc. (a)                               200             12,630
                                                                                   -------------

TOTAL COMMON STOCKS (COST $599,955)                                                     675,964
                                                                                   -------------

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

EXCHANGE TRADED FUNDS - 13.83%                                        SHARES           VALUE
                                                                   ------------    --------------

iShares Dow Jones U.S. Utilities Sector Index Fund                       300       $     20,904
iShares S&P MidCap 400/BARRA Value Index Fund                            600             75,132
Nasdaq 100 Index Tracking Stock                                          700             26,180
                                                                                   -------------
                                                                                        122,216
                                                                                   -------------

TOTAL EXCHANGE TRADED FUNDS (COST $119,546)                                             122,216
                                                                                   -------------

PRIVATE PLACEMENTS - 1.68%

EQUITY SECURITIES - 0.37%
KKR Financial Corp.                                                      300              3,225
                                                                                   -------------

CORPORATE BOND - 1.31%                                              PRINCIPAL
                                                                   ------------
Southern Energy Inc., 7.90%, 7/09 (c)                                 15,000             11,588
                                                                                   -------------

TOTAL PRIVATE PLACEMENTS (COST $11,775)                                                  14,813
                                                                                   -------------


MONEY MARKET SECURITIES - 7.43%                                      SHARES
                                                                   ------------
Huntington Money Market Fund IV, 1.52% (d)                            65,691             65,691
                                                                                   -------------

TOTAL MONEY MARKET SECURITIES (COST $65,691)                                             65,691
                                                                                   -------------

TOTAL INVESTMENTS (COST $796,967) - 99.40%                                         $    878,684
                                                                                   -------------

CASH AND OTHER ASSETS LESS LIABILITIES - 0.60%                                            5,324
                                                                                   -------------

TOTAL NET ASSETS - 100.00%                                                         $    884,008
                                                                                   =============


(a) Non-income producing.
(b) American Depositary Receipts.
(c) Security is in default.
(d) Variable rate security; the yield shown represents the rate at January 31, 2005.


TAX RELATED
Unrealized appreciation                                                            $     97,167
Unrealized depreciation                                                                 (15,209)
                                                                                   -------------
Net unrealized depreciation                                                        $     81,958
                                                                                   =============

Aggregate cost of securities for income tax purposes                               $    770,546
                                                                                   =============

DREMAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 94.00%                                               SHARES            VALUE
                                                                   ------------    -------------

AIR TRANSPORTATION, NONSCHEDULED  - 0.34%
Offshore Logistics, Inc. (a)                                             100       $      3,191
                                                                                   -------------

AGRICULTURAL PRODUCTION - CROPS  - 1.21%
Chiquita Brands International, Inc.                                      500             11,475
                                                                                   -------------

BIOLOGICAL PRODUCTS  - 1.00%
Charles River Laboratories International, Inc. (a)                       200              9,476
                                                                                   -------------

CIGARETTES - 0.91%
Vector Group Ltd.                                                        530              8,607
                                                                                   -------------

COMMUNICATIONS EQUIPMENT - 1.55%
Applied Signal Technology, Inc.                                          500             14,735
                                                                                   -------------

COMPUTER PERIPHERAL EQUIPMENT - 1.80%
Stratasys, Inc. (a)                                                      500             17,075
                                                                                   -------------

CRUDE PETROLEUM & NATURAL GAS - 2.79%
ATP Oil & Gas Corp. (a)                                                  600             11,940
Denbury Resources, Inc. (a)                                              500             14,600
                                                                                   -------------
                                                                                         26,540
                                                                                   -------------

DRAWING & INSULATING OF NONFERROUS WIRE - 2.54%
General Cable Corp. (a)                                                2,000             24,140
                                                                                   -------------

DRILLING OIL & GAS WELLS - 3.26%
Atwood Oceanics, Inc. (a)                                                200             12,200
Grey Wolf, Inc. (a)                                                    1,400              7,420
Pioneer Drilling Co. (a)                                               1,100             11,330
                                                                                   -------------
                                                                                         30,950
                                                                                   -------------

ELECTRIC HOUSEWARES & FANS - 1.35%
Helen of Troy, Ltd. (a)                                                  400             12,784
                                                                                   -------------

ELECTRIC SERVICES - 4.15%
Allegheny Energy, Inc. (a)                                               800             15,472
Reliant Energy, Inc. (a)                                                 900             11,205
Teco Energy, Inc.                                                        800             12,808
                                                                                   -------------
                                                                                         39,485
                                                                                   -------------

FABRICATED RUBBER PRODUCTS - 1.95%
Gencorp, Inc.                                                          1,000             18,580
                                                                                   -------------

FARM MACHINERY & EQUIPMENT - 1.08%
Agco Corp. (a)                                                           500             10,265
                                                                                   -------------

FIRE, MARINE & CASUALTY INSURANCE - 2.71%
Endurance Specialty Holdings Ltd.                                        400             13,760
Safety Insurance Group, Inc.                                             300              9,996
Specialty Underwriters Alliance, Inc. (a)                                 200              1,954
                                                                                   -------------
                                                                                         25,710
                                                                                   -------------

FOOD AND KINDRED PRODUCTS - 1.84%
B&G Foods, Inc.                                                        1,200             17,520
                                                                                   -------------

DREMAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 94.00% - CONTINUED                                     SHARES          VALUE
                                                                   ------------    -------------

GRAIN MILL PRODUCTS - 1.39%
Ralcorp Holdings, Inc.                                                   300       $     13,200
                                                                                   -------------

HOSPITAL & MEDICAL SERVICE PLANS - 0.86%
Triad Hospitals, Inc. (a)                                                200              8,138
                                                                                   -------------

INDUSTRIAL ORGANIC CHEMICALS - 1.32%
Westlake Chemical Corp.                                                  400             12,560
                                                                                   -------------

IRON & STEEL FOUNDRIES - 2.22%
Precision Castparts Corp.                                                300             21,090
                                                                                   -------------

LABORATORY ANALYTICAL INSTRUMENTS - 1.06%
Mettler Toledo International, Inc. (a)                                   200             10,032
                                                                                   -------------

MAGNETIC & OPTICAL RECORDING MEDIA - 1.64%
Komag, Inc. (a)                                                          800             15,544
                                                                                   -------------

MINING MACHINERY & EQUIPMENT - 0.77%
Bucyrus International, Inc. - Class A                                    200              7,340
                                                                                   -------------

MINING & QUARRYING OF NONMETALLIC MINERALS - 0.95%
Wheaton River Minerals, Ltd. (a)                                       2,800              9,072
                                                                                   -------------

MISCELLANEOUS CHEMICAL PRODUCTS - 1.43%
Nova Chemicals Corp.                                                     300             13,545
                                                                                   -------------

MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 0.54%
Curtiss Wright Corp.                                                     100              5,119
                                                                                   -------------

MISCELLANEOUS METAL ORES - 2.71%
Cameco Corp.                                                             750             25,762
                                                                                   -------------

MISCELLANEOUS PRODUCTS OF PETROLEUM & COAL - 1.00%
Headwaters, Inc. (a)                                                     300              9,540
                                                                                   -------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 0.68%
Saxon Capital, Inc. (a)                                                  300              6,495
                                                                                   -------------

MOTOR VEHICLES & PASSENGER CAR BODIES - 1.54%
Oshkosh Truck Corp. (a)                                                  200             14,678
                                                                                   -------------

NATIONAL COMMERCIAL BANKS - 2.15%
Greater Bay Bancorp                                                      200              5,454
Sterling Financial Corp.                                                 400             15,000
                                                                                   -------------
                                                                                         20,454
                                                                                   -------------

NATURAL GAS DISTRIBUTION - 2.06%
Southern Union Co.                                                       840             19,589
                                                                                   -------------

OIL & GAS FIELD MACHINERY & EQUIPMENT - 1.00%
Oil States International, Inc. (a)                                       500              9,525
                                                                                   -------------

OIL & GAS FIELD SERVICES - 1.44%
Global Industries, Ltd. (a)                                            1,700             13,719
                                                                                   -------------

DREMAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 94.00% - CONTINUED                                     SHARES          VALUE
                                                                   ------------    -------------

OPHTHALMIC GOODS - 0.94%
Cooper Companies, Inc. (The)                                             116       $      8,926
                                                                                   -------------

PHARMACEUTICAL PREPARATIONS - 2.72%
Axonyx, Inc. (a)                                                       2,200             10,252
King Pharmaceuticals, Inc. (a)                                           400              4,204
Par Pharmaceutical Companies, Inc. (a)                                   300             11,370
                                                                                   -------------
                                                                                         25,826
                                                                                   -------------

PRIMARY PRODUCTION OF ALUMINUM - 1.05%
Century Aluminum Co. (a)                                                 400              9,968
                                                                                   -------------

RAILROADS, LINE-HAUL OPERATING - 1.03%
Prospect Energy Corp.                                                    900              9,765
                                                                                   -------------

REAL ESTATE - 1.55%
Levitt Corp. - Class A                                                   500             14,700
                                                                                   -------------

REAL ESTATE INVESTMENT TRUSTS - 5.19%
Aames Investment Corp.                                                 1,500             15,735
Newcastle Investment Corp.                                               500             15,120
Novastar Financial, Inc.                                                 400             18,428
                                                                                   -------------
                                                                                         49,283
                                                                                   -------------

REFUSE SYSTEMS - 1.42%
WCA Waste Corp. (a)                                                    1,400             13,510
                                                                                   -------------

SAVINGS INSTITUTION, FEDERALLY CHARTERED - 2.00%
Commercial Capital Bancorp, Inc.                                         400              7,956
Indymac Bancorp, Inc.                                                    300             11,088
                                                                                   -------------
                                                                                         19,044
                                                                                   -------------

SECONDARY SMELTING & REFINING OF NONFERROUS - 1.77%
Aleris International, Inc. (a)                                         1,000             16,780
                                                                                   -------------

SERVICES - BUSINESS SERVICES - 1.31%
HMS Holdings Corp. (a)                                                 1,600             12,480
                                                                                   -------------

SERVICES - EDUCATIONAL SERVICES - 1.82%
Nobel Learning Communities, Inc. (a)                                   2,100             17,325
                                                                                   -------------

SERVICES - ENGINEERING SERVICES - 1.48%
URS Corp. (a)                                                            500             14,105
                                                                                   -------------

SERVICES - EQUIPMENT RENTAL & LEASING - 1.64%
Universal Compression Holdings, Inc. (a)                                 400             15,568
                                                                                   -------------

SERVICES - GENERAL MEDICAL & SURGICAL HOSPITALS - 1.19%
Province Healthcare Co. (a)                                              500             11,320
                                                                                   -------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 1.81%
Alliance Gaming Corp. (a)                                                800              7,976
Lakes Entertainment, Inc. (a)                                            650              9,262
                                                                                   -------------
                                                                                         17,238
                                                                                   -------------

SERVICES - PREPACKAGED SOFTWARE - 0.81%
Medical Information Technology, Inc. (a)                                 600              7,722
                                                                                   -------------

DREMAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 94.00% - CONTINUED                                     SHARES          VALUE
                                                                   ------------    -------------

STATE COMMERCIAL BANKS - 2.32%
Merchants Bancshares, Inc.                                               200       $      5,486
R&G Financial Corp. - Class B (a)                                        450             16,592
                                                                                   -------------
                                                                                         22,078
                                                                                   -------------

SURETY INSURANCE - 1.71%
Triad Guaranty, Inc. (a)                                                 300             16,233
                                                                                   -------------

TRUCKING - 1.79%
Yellow Roadway Corp. (a)                                                 300             16,986
                                                                                   -------------

WATER, SEWER, PIPELINE, COMMUNICATION & POWER LINE - 1.53%
Infrasource Services, Inc. (a)                                         1,200             14,520
                                                                                   -------------

WHOLESALE - HARDWARE & PLUMBING & HEATING EQUIPMENT & SUPPLIES - 1.28%
Hughes Supply, Inc.                                                      400             12,152
                                                                                   -------------

WHOLESALE - MACHINERY, EQUIPMENT & SUPPLIES - 2.42%
Aviall, Inc. (a)                                                         800             23,048
                                                                                   -------------

WHOLESALE - MISCELLANEOUS DURABLE GOODS - 1.98%
Metal Management, Inc.                                                   700             18,858
                                                                                   -------------


TOTAL COMMON STOCKS (COST $754,343)                                                     893,370
                                                                                   -------------


MUTUAL FUNDS - 1.51%

CLOSED-END MUTUAL FUNDS -1.51%
Tortoise Energy Infrastructu Corp.                                       504             14,334
                                                                                   -------------

TOTAL MUTUAL FUNDS (COST $11,631)                                                        14,334
                                                                                   -------------


MONEY MARKET SECURITIES - 2.86%
Huntington Money Market Fund IV, 1.52% (b)                            27,141             27,141
                                                                                   -------------

TOTAL MONEY MARKET SECURITIES (COST $27,141)                                             27,141
                                                                                   -------------

TOTAL INVESTMENTS (COST $793,115) - 98.37%                                         $    934,845
                                                                                   -------------

CASH AND OTHER ASSETS LESS LIABILITIES - 1.63%                                           15,524
                                                                                   -------------

TOTAL NET ASSETS - 100.00%                                                         $    950,369
                                                                                   =============

(a) Non-income producing.
(b) Variable rate security; the yield shown represents the rate at January 31, 2005.


TAX RELATED
Unrealized appreciation                                                            $    158,576
Unrealized depreciation                                                                 (16,846)
                                                                                   -------------
Net unrealized appreciation                                                        $    141,730
                                                                                   =============

Aggregate cost of securities for income tax purposes                               $    793,115
                                                                                   =============

DREMAN FUNDS
JANUARY 31, 2005 (UNAUDITED)

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005  (UNAUDITED)


COMMON STOCKS - 99.83%                                                             SHARES              VALUE
                                                                              -----------------  ------------------

AGRICULTURE CHEMICALS - 0.73%
Scotts Co. (The) (a)                                                                       900       $      61,164
                                                                                                 ------------------

AIR-CONDITIONING & WARM AIR HEATING EQUIPMENT & COMMERCIAL &
INDUSTRIAL REFRIGERATION EQUIPMENT - 2.05%
American Standard Co, Inc. (a)                                                           4,300             172,172
                                                                                                 ------------------

AIRCRAFT ENGINES & ENGINE PARTS - 2.03%
United Technologies Corp.                                                                1,700             171,156
                                                                                                 ------------------

BEVERAGES - 1.34%
Pepsico, Inc.                                                                            2,100             112,770
                                                                                                 ------------------

BIOLOGICAL PRODUCTS - 3.19%
Charles river Laboratories International, Inc. (a)                                       1,900              90,022
Gilead Sciences, Inc. (a)                                                                4,000             132,400
Neurocrine Biosciences, Inc. (a)                                                         1,000              45,750
                                                                                                 ------------------
                                                                                                           268,172
                                                                                                 ------------------

CABLE & OTHER PAY TELEVISION SERVICES - 1.42%
Viacom Inc. - Class B                                                                    3,200             119,488
                                                                                                 ------------------

CALCULATING & ACCOUNTING MACHINES - 1.79%
Diebold, Inc.                                                                            2,800             150,752
                                                                                                 ------------------

COMPUTER COMMUNICATION EQUIPMENT - 1.87%
Cisco Systems, Inc. (a)                                                                  4,000              72,160
Juniper Networks, Inc. (a)                                                               3,400              85,442
                                                                                                 ------------------
                                                                                                           157,602
                                                                                                 ------------------

COMPUTER PERIPHERAL EQUIPMENT - 1.51%
Xerox Corp. (a)                                                                          8,000             127,040
                                                                                                 ------------------

COMPUTER STORAGE EQUIPMENT - 1.49%
EMC Corp. (a)                                                                            9,600             125,760
                                                                                                 ------------------

CONSTRUCTION MACHINERY & EQUIPMENT - 2.01%
Caterpillar, Inc.                                                                        1,900             169,290
                                                                                                 ------------------

DRILLING OIL & GAS WELLS - 4.66%
Ensco International, Inc.                                                                8,100             277,263
Patterson-UTI Energy, Inc.                                                               5,900             114,755
                                                                                                 ------------------
                                                                                                           392,018
                                                                                                 ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 1.68%
Emerson Electric Co.                                                                     2,100             141,204
                                                                                                 ------------------

ELECTRONIC COMPUTERS - 1.59%
Dell Computer Corp. (a)                                                                  3,200             133,632
                                                                                                 ------------------

ELECTRONMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 1.40%
St. Jude Medical, Inc.                                                                   3,000             117,840
                                                                                                 ------------------

GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005  (UNAUDITED)

COMMON STOCKS - 99.83% - CONTINUED                                                 SHARES              VALUE
                                                                              -----------------  ------------------

FINANCE SERVICES - 1.33%
Morgan Stanley                                                                           2,000      $      111,920
                                                                                                 ------------------

GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 0.85%
Zebra Technologies Corp - Class A (a)                                                    1,400              71,302
                                                                                                 ------------------

GRAIN MILL PRODUCTS - 2.02%
Kellogg Co.                                                                              3,800             169,632
                                                                                                 ------------------

HOSPITAL & MEDICAL SERVICE PLANS - 1.16%
Unitedhealth Group, Inc.                                                                 1,100              97,790
                                                                                                 ------------------

INDUSTRIAL INORGANIC CHEMICALS - 1.75%
Air Products & Chemicals, Inc.                                                           2,500             147,275
                                                                                                 ------------------

MACHINE TOOLS, METAL CUTTING TYPES - 1.57%
Kennametal, Inc.                                                                         2,700             132,138
                                                                                                 ------------------

MISCELLANEOUS FOOD PREPARATIONS & KINDRED PRODUCTS - 1.50%
McCormick & Company, Inc.                                                                3,400             126,378
                                                                                                 ------------------

MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 1.45%
Eaton Corp.                                                                              1,800             122,382
                                                                                                 ------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.74%
Yankee Candle Co. (a)                                                                    1,900              62,244
                                                                                                 ------------------

NATIONAL COMMERCIAL BANKS - 2.93%
City National Corp.                                                                      1,600             111,664
Wells Fargo & Co.                                                                        2,200             134,860
                                                                                                 ------------------
                                                                                                           246,524
                                                                                                 ------------------

PAPERBOARD MILLS - 0.93%
Smurfit  Stone Container Corp. (a)                                                       5,200              78,208
                                                                                                 ------------------

PAPER MILLS - 1.58%
Kimberly-Clark Corp.                                                                     2,000             131,020
Neenah Paper, Inc. (a)                                                                      60               1,914
                                                                                                 ------------------
                                                                                                           132,934
                                                                                                 ------------------

PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 1.56%
Estee Lauder Co.                                                                         2,900             130,906
                                                                                                 ------------------

PHARMACEUTICAL PREPARATIONS - 9.34%
Abbott Laboratories                                                                      3,600             162,072
Amylin Pharmaceuticals, Inc. (a)                                                         2,700              60,507
Genentech, Inc. (a)                                                                      1,500              71,565
Johnson & Johnson                                                                        5,400             349,380
Wyeth                                                                                    3,600             142,668
                                                                                                 ------------------
                                                                                                           786,192
                                                                                                 ------------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 2.40%
Motorola, Inc.                                                                           8,100             127,494
QUALCOMM, Inc.                                                                           2,000              74,480
                                                                                                 ------------------
                                                                                                           201,974
                                                                                                 ------------------

GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005  (UNAUDITED)

COMMON STOCKS - 99.83% - CONTINUED                                                 SHARES              VALUE
                                                                              -----------------  ------------------

RADIOTELEPHONE COMMUNICATIONS - 1.26%
Nextel Communications, Inc. (a)                                                          3,700      $      106,153
                                                                                                 ------------------

REAL ESTATE AGENTS & MANAGERS (FOR OTHERS) - 1.34%
Cendant Corp.                                                                            4,800             113,040
                                                                                                 ------------------

RETAIL - DRUG STORES AND PROPRIETARY STORES - 1.63%
Caremark RX, Inc. (a)                                                                    3,500             136,850
                                                                                                 ------------------

RETAIL - EATING PLACES - 1.65%
YUM Brands, Inc.                                                                         3,000             139,050
                                                                                                 ------------------

RETAIL - FAMILY CLOTHING STORES - 1.33%
American Eagle Outfitters, Inc.                                                          2,200             111,760
                                                                                                 ------------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 1.71%
Staples, Inc.                                                                            4,400             144,056
                                                                                                 ------------------

RETAIL - VARIETY STORES - 2.11%
Target Corp.                                                                             3,500             177,695
                                                                                                 ------------------

RUBBER & PLASTICS FOOTWEAR - 1.65%
Nike, Inc.                                                                               1,600             138,608
                                                                                                 ------------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 1.28%
Goldman Sachs Group, Inc.                                                                1,000             107,850
                                                                                                 ------------------

SEMICONDUCTORS & RELATED DEVICES - 2.65%
Freescale Semiconductor Inc. - Class B (a)                                                 894              15,618
International Rectifier Corp. (a)                                                        3,300             129,195
National Semiconductor Corp.                                                             4,600              77,878
                                                                                                 ------------------
                                                                                                           222,691
                                                                                                 ------------------

SERVICES - BUSINESS SERVICES - 1.96%
ebay, Inc. (a)                                                                           1,300             105,950
Websense, Inc. (a)                                                                       1,100              59,070
                                                                                                 ------------------
                                                                                                           165,020
                                                                                                 ------------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 1.28%
Scientific Games Corp. (a)                                                               4,200             108,024
                                                                                                 ------------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 0.86%
VeriSign, Inc. (a)                                                                       2,800              72,352
                                                                                                 ------------------

SERVICES - GENERAL MEDICAL & SURGICAL HOSPITALS - 1.55%
Community Health Systems, Inc. (a)                                                       4,500             130,410
                                                                                                 ------------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 1.67%
The Walt Disney Co.                                                                      4,900             140,287
                                                                                                 ------------------

SERVICES - PREPACKAGED SOFTWARE - 2.18%
Microsoft Corp.                                                                          7,000             183,960
                                                                                                 ------------------

GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005  (UNAUDITED)

COMMON STOCKS - 99.83% - CONTINUED                                                 SHARES              VALUE
                                                                              -----------------  ------------------

SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 3.00%
Ecolab, Inc.                                                                             2,300      $       77,395
Procter & Gamble, Inc.                                                                   3,300             175,659
                                                                                                 ------------------
                                                                                                           253,054
                                                                                                 ------------------

SPECIAL INDUSTRY MACHINERY - 1.33%
Lam Research Corp. (a)                                                                   4,200             112,392
                                                                                                 ------------------

SURETY INSURANCE - 1.55%
AMBAC Financial Group, Inc.                                                              1,700             130,696
                                                                                                 ------------------

SURGICAL & MEDICAL INSTRUMENTS & Apparatus - 1.16%
Baxter International, Inc.                                                               2,900              97,904
                                                                                                 ------------------

WHOLESALE-DRUGS, PROPRIETARIES & DRUGGISTS SUNDRIES - 0.97%
Amerisourcebergen Corp.                                                                  1,400              81,592
                                                                                                 ------------------

WHOLESALE-DURABLE GOODS - 1.16%
Grainger WW, Inc.                                                                        1,600              97,936
                                                                                                 ------------------

WHOLESALE-PROFESSIONAL & COMMERCIAL EQUIPMENT & SUPPLIES - 1.80%
Fisher Scientific International, Inc. (a)                                                2,400             151,560
                                                                                                 ------------------

SURGICAL & MEDICAL INSTRUMENTS & Apparatus - 1.11%
Stryker Corp.                                                                            1,900              93,366
                                                                                                 ------------------

TRUCKING & COURIER SERVICES - 1.77%
United Parcel Service, Inc. - Class B                                                    2,000             149,360
                                                                                                 ------------------

TOTAL COMMON STOCKS (COST $7,478,814)                                                                    8,403,525
                                                                                                 ------------------

MONEY MARKET SECURITIES - 0.01%
Huntington Money Market Fund - Investment Shares, 1.17% (b)                              1,028               1,028
                                                                                                 ------------------

TOTAL MONEY MARKET SECURITIES (COST $1,028)                                                                  1,028
                                                                                                 ------------------

TOTAL INVESTMENTS (COST $7,479,842) - 99.84%                                                        $    8,404,553
                                                                                                 ------------------

ASSETS IN EXCESS OF OTHER LIABILITIES - 0.16%                                                               13,410
                                                                                                 ------------------

TOTAL NET ASSETS - 100.00%                                                                          $    8,417,963
                                                                                                 ==================

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2005.


TAX RELATED
Unrealized appreciation                                                                                $ 1,012,336
Unrealized depreciation                                                                                    (87,625)
                                                                                                 ------------------
Net unrealized appreciation                                                                              $ 924,711
                                                                                                 ==================

Aggregate cost of securities for income tax purposes                                                   $ 7,479,842
                                                                                                 ==================

GLOBALT GROWTH FUND
JANUARY 31, 2005  (UNAUDITED)

RELATED  FOOTNOTES  -  (UNAUDITED)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a regulated investment company under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 80.04%                                                                 SHARES            VALUE
                                                                                    -------------    ---------------

AEROSPACE-DEFENSE - 0.41%
Northrop Grumman Corp.                                                                  1,400         $      72,632
                                                                                                     ---------------

AUTOMOBILES, PARTS & EQUIPMENT - 1.74%
Cooper Tire & Rubber Co.                                                                6,000               129,660
Toyota Motor Corp. (a)                                                                  2,300               179,837
                                                                                                     ---------------
                                                                                                            309,497
                                                                                                     ---------------

BANKING - 4.12%
Mitsubishi Tokyo Financial Group, Inc. (a)                                             28,000               266,560
Popular, Inc.                                                                           6,000               160,080
U.S. Bancorp                                                                            6,530               196,226
Wachovia Corp.                                                                          1,971               108,109
                                                                                                     ---------------
                                                                                                            730,975
                                                                                                     ---------------

CONSTRUCTION MATERIALS - 0.96%
Vulcan Materials Co.                                                                    3,000               169,440
                                                                                                     ---------------

DIVERSIFIED FINANCIAL SERVICES - 2.55%
Amvescap PLC (a)                                                                        9,900               133,056
Moody's Corp.                                                                           3,200               268,096
Stifel Financial Corp. (b)                                                              2,500                51,350
                                                                                                     ---------------
                                                                                                            452,502
                                                                                                     ---------------

ELECTRIC UTILITIES - 1.04%
Korea Electric Power Corp. (a)                                                         13,300               183,673
                                                                                                     ---------------

ELECTRIC COMPONENTS & EQUIPMENT - 3.59%
SECOM Co., Ltd. (a)                                                                     2,800               223,015
Vishay Intertechnology, Inc. (b)                                                        7,975               104,233
Zebra Technologies Corp. (b)                                                            6,075               309,400
                                                                                                     ---------------
                                                                                                            636,648
                                                                                                     ---------------

ENERGY - 1.47%
Sasol Ltd. (a)                                                                         12,800               260,992
                                                                                                     ---------------

GENERAL MERCHANDISE STORES - 1.15%
Costco Wholesale Corp.                                                                  4,300               203,261
                                                                                                     ---------------

HEALTHCARE DISTRIBUTION & Services - 5.33%
Cardinal Health, Inc.                                                                   7,700               433,664
IMS Health, Inc.                                                                        6,627               154,939
Pharmaceutical Product Development, Inc. (b)                                            8,600               356,470
                                                                                                     ---------------
                                                                                                            945,073
                                                                                                     ---------------

HEALTHCARE EQUIPMENT - 3.96%
Becton, Dickinson & Co.                                                                 5,500               311,575
Dionex Corp. (b)                                                                        4,200               248,598
Medtronic, Inc.                                                                         2,700               141,723
                                                                                                     ---------------
                                                                                                            701,896
                                                                                                     ---------------

HOUSEHOLD PRODUCTS - 3.29%
Kimberly-Clark Corp.                                                                    5,700               373,407
La-Z-Boy, Inc.                                                                          4,500                62,730
The Gillette Co.                                                                        2,900               147,088
                                                                                                     ---------------
                                                                                                            583,225
                                                                                                     ---------------

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 80.04% - CONTINUED                                                     SHARES            VALUE
                                                                                    -------------    ---------------

INDUSTRIAL CONGLOMERATES - 5.71%
3M Co.                                                                                  3,500          $    295,260
Eaton Corp.                                                                             2,800               190,372
General Electric Co.                                                                    8,500               307,105
Leggett & Platt, Inc.                                                                   7,700               219,450
                                                                                                     ---------------
                                                                                                          1,012,187
                                                                                                     ---------------

INDUSTRIAL MACHINERY - 2.36%
Illinois Tool Works, Inc.                                                               2,800               243,544
Lawson Products, Inc.                                                                   1,900                94,734
Lincoln Electric Holdings, Inc.                                                         2,500                80,375
                                                                                                     ---------------
                                                                                                            418,653
                                                                                                     ---------------

INSURANCE - 1.53%
Aegon N.V. (a)                                                                         20,000               271,400
                                                                                                     ---------------

MARINE & RAIL TRANSPORT - 1.18%
Florida East Coast Industries, Inc.                                                     2,000                86,120
Kirby Corp. (b)                                                                         2,800               123,312
                                                                                                     ---------------
                                                                                                            209,432
                                                                                                     ---------------

OIL & GAS EQUIPMENT & SERVICES - 1.80%
BJ Services Co.                                                                         3,300               158,565
Noble Corporation (b)                                                                   3,000               160,050
                                                                                                     ---------------
                                                                                                            318,615
                                                                                                     ---------------

PACKAGED FOODS - 1.65%
Campbell Soup Co.                                                                      10,000               293,200
                                                                                                     ---------------

PAPER/FOREST PRODUCTS - 1.81%
Plum Creek Timber Co., Inc.                                                             8,970               320,408
                                                                                                     ---------------

PETROLEUM REFINING - 1.45%
ConocoPhillips Co.                                                                      2,800               259,812
                                                                                                     ---------------

PHARMACEUTICAL - 3.63%
Abbott Laboratories, Inc.                                                               6,200               279,124
Arena Pharmaceuticals, Inc. (b)                                                        10,500                63,105
Bristol-Myers Squibb, Inc.                                                              3,200                75,008
Merck & Co., Inc.                                                                       8,100               227,205
                                                                                                     ---------------
                                                                                                            644,442
                                                                                                     ---------------

PROPERTY & CASUALTY INSURANCE - 5.51%
Alleghany Corp.                                                                         1,020               271,789
Aon Corp.                                                                               2,500                56,850
Berkshire Hathaway, Inc. - Class B (b)                                                    110               329,352
Millea Holdings, Inc. (a)                                                               3,100               214,799
St. Paul Travelers Companies, Inc.                                                      2,800               105,112
                                                                                                     ---------------
                                                                                                            977,902
                                                                                                     ---------------

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

COMMON STOCKS - 80.04% - CONTINUED                                                     SHARES            VALUE
                                                                                    -------------    ---------------

PUBLISHING, PRINTING & MEDIA - 3.39%
Gannett Co., Inc.                                                                       1,800         $     144,072
Liberty Media Corp. - Class A                                                          21,179               221,109
Wiley (John) & Sons, Inc. - Class A                                                     7,000               235,550
                                                                                                     ---------------
                                                                                                            600,731
                                                                                                     ---------------

RADIO BROADCASTING STATIONS - 0.50%
Emmis Communications Corp. - Class A (b)                                                5,000                87,850
                                                                                                     ---------------

REAL ESTATE - 4.75%
Alexander's, Inc. (b)                                                                     700               153,230
Avatar Holdings, Inc. (b)                                                               5,400               259,416
Crescent Real Estate Equities Trust                                                     9,900               164,043
EastGroup Properties, Inc.                                                              2,800               101,332
Federal Realty Investment Trust SBI                                                       600                28,308
Reading International, Inc. - Class A (b)                                              17,100               135,432
                                                                                                     ---------------
                                                                                                            841,761
                                                                                                     ---------------

RESTAURANTS - 1.08%
McDonald's Corp.                                                                        5,900               191,101
                                                                                                     ---------------

RETAIL JEWELRY STORES - 0.39%
Tiffany & Co.                                                                           2,200                69,146
                                                                                                     ---------------

RETAIL STORES - 1.07%
Office Depot, Inc. (b)                                                                 11,000               190,190
                                                                                                     ---------------

SERVICES- DATA PROCESSING - 3.32%
Automatic Data Processing, Inc.                                                         5,000               217,400
First Data Corp.                                                                        4,500               183,330
Total System Services, Inc.                                                             8,000               188,880
                                                                                                     ---------------
                                                                                                            589,610
                                                                                                     ---------------

SERVICES - STAFFING - 1.33%
CDI Corp.                                                                              11,200               235,200
                                                                                                     ---------------

SOFT DRINKS - 0.77%
Coca-Cola Co.                                                                           3,300               136,917
                                                                                                     ---------------

SPECIALTY CHEMICALS - 3.43%
PPG Industries, Inc.                                                                    4,100               281,998
Sensient Technologies Corp.                                                             8,700               197,925
Valspar Corp.                                                                           2,600               127,400
                                                                                                     ---------------
                                                                                                            607,323
                                                                                                     ---------------

SYSTEMS SOFTWARE & COMPUTER HARDWARE - 3.06%
International Business Machines Corp.                                                   3,900               364,338
Microsoft Corp.                                                                         4,400               115,632
Sun Microsystems, Inc. (b)                                                             14,500                63,220
                                                                                                     ---------------
                                                                                                            543,190
                                                                                                     ---------------

WHOLESALE-ELECTRONIC PARTS & EQUIPMENT - 0.71%
Avnet, Inc. (b)                                                                         7,000               125,440
                                                                                                     ---------------


TOTAL COMMON STOCKS (COST $10,677,346)                                                                   14,194,324
                                                                                                     ---------------

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
CORPORATE BONDS - 1.86%                                                               AMOUNT              VALUE
                                                                                   -------------     ---------------

Allegiance Telecom, Inc. Senior Notes, 12.875%,  5/15/2008 (b) (c)                 $  125,000         $      40,000
Continental Airlines, Inc., 7.420%, 4/1/2007 (d)                                       31,627                29,864
Dollar General Corp. Notes,  8.625%,  6/15/2010                                       150,000               174,750
Mississippi Chemical Corp., 7.250%, 11/15/2017 (b) (c)                                125,000                85,625
                                                                                                     ---------------

TOTAL CORPORATE BONDS (COST $384,216)                                                                       330,239
                                                                                                     ---------------


MUNICIPAL BONDS - 5.64%

Madison Ind Economic Dev. Rev., 2.150%, 8/1/2017                                    1,000,000             1,000,000
                                                                                                     ---------------

TOTAL MUNICIPAL BONDS (COST $1,000,000)                                                                   1,000,000
                                                                                                     ---------------


U.S. TREASURY & AGENCY OBLIGATIONS - 4.51%

Federal Home Loan Mortgage Corp., 3.000%, 12/7/2009 (e)                               250,000               249,861
Federal Home Loan Mortgage Corporation, 4.625%, 8/11/2015                             300,000               300,985
Federal National Mortgage Association, 3.550%, 3/29/2019                              250,000               249,608
                                                                                                     ---------------


TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $801,628)                                                    800,454
                                                                                                     ---------------

SHORT-TERM INVESTMENTS - 7.06%

REPURCHASE AGREEMENTS - 4.94%
Huntington Bank, 2.23%, dated 1/31/2005, matures 2/1/2005,                            875,000               875,000
 repurchase price $875,054 (Collateralized by FNMA, 2.83%, 12/25/2022,                               ---------------
 Market Value $879,429)

MONEY MARKET SECURITIES - 2.12%                                                        Shares
                                                                                   -------------
Huntington Money Market Fund IV, 1.52% (e)                                            376,517               376,517
                                                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,251,517)                                                            1,251,517
                                                                                                     ---------------

TOTAL INVESTMENTS (COST $14,114,707) - 99.11%                                                         $  17,576,534
                                                                                                     ---------------

ASSETS IN EXCESS OF LIABILITIES - 0.89%                                                                     157,512
                                                                                                     ---------------

TOTAL NET ASSETS - 100.00%                                                                            $  17,734,046
                                                                                                     ===============

(a) American Depositary Receipt.
(b) Non-income producing.
(c) In Default, issuer filed Chapter 11 bankruptcy.
(d) Collateralized mortgage obligation.
(e) Variable rate securities; the coupon rate shown represents the rate at January 31, 2005.


TAX RELATED
Unrealized Appreciation                                                                               $   3,915,024
Unrealized Depreciation                                                                                    (453,197)
                                                                                                     ---------------
Net Unrealized Appreciation                                                                           $   3,461,827
                                                                                                     ===============

Aggregate cost of securities for income tax purposes                                                  $  14,114,707
                                                                                                     ---------------

MARATHON VALUE PORTFOLIO
JANUARY 31, 2005 (UNAUDITED)


RELATED NOTES TO THE SCHEDULE OF INVESTMENTS


Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. When pricing securities using the fair value guidelines adopted by the Board of Trustee, the Advisor seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Advisor at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. Fair values assigned to securities in the Fund's portfolio will be adjusted, to the extent necessary, as soon as market prices become available. Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a- 3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Unified Series Trust

By    /s/ Anthony J. Ghoston
    ------------------------------------------------
         Anthony J. Ghoston, President

Date  4/1/05
     ------------------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Anthony J. Ghoston
  ---------------------------------------
         Anthony J. Ghoston, President

Date  4/1/05
    -----------------------------------


By  /s/ Thomas Napurano
   -------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date  4/1/05
     ---------------------------------